CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE
8.	CONVERTIBLE NOTES PAYABLE

On March 1, 2016 and March 3, 2016, the Company closed the private placement and received $612,500 by issuing $660,000 and $13,750 unsecured convertible notes (“convertible notes”) and warrants to two investors, net of original issue discount of $61,250 per subscription agreement. The convertible notes are convertible into shares of the Company’s common stock at a conversion price equal to $0.01 per share. Warrants were issued to purchase 6,804,172 shares of Series C Convertible Preferred Stock at $0.09 per share. The conversion and warrant exercise prices are subject to certain price adjustment terms.

The Company is prohibited from effecting a conversion of convertible notes and the Preferred C Shares to the extent that, as a result of such conversion, such Investor would beneficially own more than 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon conversion of the Preferred C Shares, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.

The Company has determined that the conversion feature embedded in the notes constitutes a derivative and has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt, on the accompanying balance sheet, and revalued to fair market value at each reporting period.

The following table summarizes the convertible notes movement:

Balance at June 30, 2015	$—
Convertible notes issued	612,500
Convertible notes converted	—
Total	612,500
Less: debt discount	183,635
Balance at March 31, 2016	$428,865

NOTE 7 - CONVERTIBLE NOTES PAYABLE

The convertible notes are convertible into shares of the Company’s common stock at a fixed conversion price equal to the lesser of the fixed conversion price of $0.002, or seventy five percent (75%) of the average of the closing bid price of the common stock as reported by Bloomberg LP for the principal market for the 5 trading days preceding the conversion date.

On November 2, 2014, the holder of convertible note informed the Company that it will no longer be seeking repayment of $25,908. The Company recorded the forgiveness of the debt and related derivative liability as additional paid-in capital.

The following table summarizes the convertible promissory notes movement of fiscal 2015 and 2014:

Balance at June 30, 2013	$340,727
Convertible notes issued	—
Convertible notes converted	(314,819)
Total	25,908
Less: debt discount	—
Balance at June 30, 2014	$25,908